Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 1,166,777	$ 1,017,497	$ 1,080,353
Other comprehensive income (loss):
Net change in fair value of derivatives (Note 11), net of tax of $12,845, $2,080 and $(2,131), respectively	(89,918)	(14,559)	14,918
Actuarial gain (loss) on pension obligations, net of tax of $265, $215 and $(257), respectively	(1,845)	(1,539)	1,125
Total other comprehensive income (loss)	(91,763)	(16,098)	16,043
Comprehensive income	1,075,014	1,001,399	1,096,396
Comprehensive income attributable to non-controlling interest	(21,083)	(1,865)	(4,202)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 1,053,931	$ 999,534	$ 1,092,194